Derivative financial instruments (Income (loss) recorded in comprehensive income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Derivative premium and amortization	$ 1,597	$ 0	$ 0
Income tax effect	8,402	12,845	2,080
Net loss on derivatives, net of tax	(58,814)	(89,918)	(14,559)
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges	(62,967)	(102,725)	(16,639)
Interest rate caps
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges	$ (5,846)	$ (38)	$ 0